Note 1 - Nature of Operations and Summary of Significant Accounting Policies: Nature of Business (Policies)	12 Months Ended
Jul. 31, 2012
Policies
Nature of Business

Nature of Business

Xumanii, Inc. (the “Company” or “Xumanii”) (formerly Medora Corp.) (A Development Stage Company) was incorporated in Nevada on May 6, 2010, for the purpose of engaging in ecommerce through the Company’s planned website, which will be a group coupon buying website.

On July 11, 2012 the sole Board of Director and the majority shareholder of the Company have approved and consented in writing in lieu of a special meeting of the Board of Directors and a special meeting of the Stockholders to the following actions:

An amendment to their Articles of Incorporation to increase the number of shares of the authorized common stock from 100,000,000 to 450,000,000;

An amendment to the Company’s Articles of Incorporation to create 100,000,000 shares of “blank check” preferred stock; and

An amendment to the Company’s Articles of Incorporation to effect a change of the Company’s name from “Medora Corp.” to “Xumanii, Inc.”.